Hedging derivatives - Reconciliation of components of equity (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about hedged items [line items]
Balance at beginning of year	€ 300	€ 277	€ 152
Earnings (losses) recognized in other comprehensive income	(64)	8	200
Amounts transferred to income statements	(851)	1,112	(317)
Taxes	5	(17)	(50)
Balance at end of year	295	300	277
Cash flow hedges
Disclosure of detailed information about hedged items [line items]
Earnings (losses) recognized in other comprehensive income	(67)	8	200
Amounts transferred to income statements	(851)	1,112	(317)
Cash flow hedges | Interest rate including other risks
Disclosure of detailed information about hedged items [line items]
Earnings (losses) recognized in other comprehensive income	67	(264)	172
Cash flow hedges | Interest rate risk
Disclosure of detailed information about hedged items [line items]
Earnings (losses) recognized in other comprehensive income	69	(263)	193
Amounts transferred to income statements	(118)	(8)	(57)
Other reclassifications	185	(256)	229
Cash flow hedges | Exchange rate risk
Disclosure of detailed information about hedged items [line items]
Earnings (losses) recognized in other comprehensive income	(194)	146	(20)
Cash flow hedges | Exchange rate risk
Disclosure of detailed information about hedged items [line items]
Earnings (losses) recognized in other comprehensive income	(194)	145	(20)
Amounts transferred to income statements	132	364	631
Other reclassifications	(326)	(218)	(651)
Cash flow hedges | Interest rate and exchange rate risk
Disclosure of detailed information about hedged items [line items]
Earnings (losses) recognized in other comprehensive income	170	168	45
Amounts transferred to income statements	(844)	769	(887)
Other reclassifications	1,014	(601)	932
Cash flow hedges | Inflation risk
Disclosure of detailed information about hedged items [line items]
Earnings (losses) recognized in other comprehensive income	(121)	(44)	11
Amounts transferred to income statements	(21)	(13)	(4)
Other reclassifications	(100)	(31)	15
Cash flow hedges | Equity risk
Disclosure of detailed information about hedged items [line items]
Earnings (losses) recognized in other comprehensive income	9	2	(8)
Amounts transferred to income statements	0	0	0
Other reclassifications	9	2	(8)
Hedges of net investment in foreign operations
Disclosure of detailed information about hedged items [line items]
Earnings (losses) recognized in other comprehensive income	3	0	0
Amounts transferred to income statements	0	0	0
Minorities	56	32	(25)
Taxes	5	(17)	(50)
Hedges of net investment in foreign operations | Exchange rate risk
Disclosure of detailed information about hedged items [line items]
Earnings (losses) recognized in other comprehensive income	3	0	0
Amounts transferred to income statements	0	0	0
Other reclassifications	€ 3	€ 0	€ 0